Financial Information of Parent Company Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	91,818,518	89,018,518
Ordinary shares, shares outstanding	75,406,875	76,531,135
Treasury stock, shares	16,411,643	12,487,383
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	91,818,518	89,018,518
Ordinary shares, shares outstanding	75,406,875	76,531,135
Treasury stock, shares	16,411,643	12,487,383